Current Assets and Prepaid Expenses - Schedule of Current Assets and Prepaid Expenses (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Prepaid expenses	$ 414,033	$ 788,409	$ 59,249
Research and Development [Member]
Prepaid expenses	55,578	324,063
Insurance [Member]
Prepaid expenses	110,742	297,945
Other [Member]
Prepaid expenses	$ 247,713	$ 166,401	$ 59,249